Investment Strategy	Oct. 07, 2026
Tuttle Capital Thematic ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S.-listed companies, including common stocks, exchange-listed options on individual equity securities, and exchange-listed equity index options.
The Adviser employs a proprietary “Thematic Hierarchy” investment process: (1) Macro Theme Identification — the
Adviser identifies the most compelling macro-level investment themes expected to drive capital flows and innovation over the near to medium term (“Themes”); (2) Theme Winners — the Adviser selects companies positioned as direct primary beneficiaries of such Themes; (3) First-Order Suppliers — the Adviser identifies companies providing essential enabling inputs to the Theme winners; (4) Second-Order Suppliers — the Adviser identifies companies providing inputs to the first-order suppliers; and (5) Additional Layers — the process continues down the supply chain as long as the
Adviser believes a meaningful, Theme-correlated investment opportunity exists. The Adviser typically invests a greater percentage of the Fund’s assets in Theme Winners than First-Order Suppliers, and a greater percentage in First-Order
Suppliers than Second-Order Suppliers, but the Adviser also takes into account other factors, including market volatility, correlation of stocks, and market capitalization when allocating Fund investments.
The Adviser uses its proprietary “H.E.A.T.” investment framework—Hedges, Edges, Asymmetry, and Themes—when investing on behalf of the Fund. As described in greater detail below, the Adviser “hedges” against the Fund’s downside risk attributable to equity securities using exchange-listed options, and, as noted above, the Adviser selects equities for inclusion in the Fund’s portfolio from the eligible universe of issuers connected to a Theme. The Adviser selects individual securities by evaluating (1) each issuer’s Edge, meaning the issuer’s differentiated competitive position (such as market share, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the
Theme), and (2) the Asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. Securities within a Theme that the Adviser determines exhibit the strongest combination of Edge and Asymmetric return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight to portfolio holdings within a Theme based on the Adviser’s assessment of the holding’s Edge and Asymmetric return potential and its relevance and business exposure to the Theme.
The Fund may purchase exchange-listed options, including long call options to obtain leveraged or efficient exposure to positions. The Fund may also purchase long put options as a hedge against downside risk or to express a bearish view on a particular security or sector. The Fund does not use options for speculative purposes but may use them as part of its overall risk management and thematic exposure framework.
The Fund may also take temporary defensive positions when the Adviser determines that market conditions are unfavorable. During such periods, the Fund may hold a portion of its assets in cash, cash equivalents, U.S. government securities, investment-grade short-term debt instruments, or inverse exchange-traded products.
The Fund’s holdings may represent multiple economic sectors that will vary at different points in time, subject to the
Fund’s policy not to concentrate its investments in an industry or group of industries. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”)
companies.
The Fund may also invest in equity securities of non-U.S. companies, including through American Depositary Receipts
(“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges. The Fund may invest in equity securities of companies of any market capitalization, including large-, mid- and small-capitalization companies.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Tuttle Capital AI Inference ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”).
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Inference Companies.” AI inference refers to the process by which trained AI models generate outputs in response to real-time queries. The Adviser defines AI Inference Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, businesses related to the deployment and scaling of AI inference workloads, including companies engaged in the development, production, or utilization of: (i) AI inference chips and accelerators, including graphics processing units
(GPUs), neural processing units (NPUs), and custom AI application-specific integrated circuits (ASICs); (ii) networking hardware for AI inference clusters, including switch silicon, network interface cards (NICs), and cables; (iii) data center infrastructure for AI inference; (iv) high-bandwidth memory essential to AI inference performance; and (v) cloud infrastructure companies primarily monetizing AI inference workloads.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Inference
Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-
segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and (2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts.
The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation.
Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Inference Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital AI TokenMax ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
TokenMax Companies.” The Adviser defines AI TokenMax Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, businesses supporting extended context windows, higher token throughput, greater token efficiency, or AI memory and recall capabilities, including companies engaged in the development, production, or utilization of (i) high-capacity memory enabling longer
AI context windows; (ii) compute-efficient AI accelerators reducing cost-per-token; (iii) semiconductor packaging expanding on-chip memory bandwidth; (iv) AI software improving token efficiency or enabling model compression; and
(v) data center infrastructure for token-intensive AI models.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI
TokenMax Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI TokenMax Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Substrate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
Substrate Companies.” The Adviser defines AI Substrate Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, advanced semiconductor packaging and substrate technologies supporting AI computing, including companies engaged in the development, production, or utilization of: (i) advanced packaging platforms, including chip-on-wafer-on-substrate (CoWoS) and integrated fan-out (InFO), and high-density advanced packaging; (ii) advanced packaging substrates including
Ajinomoto build-up film (ABF) substrates; (iii) high bandwidth memory (HBM) stacking and integration technologies; (iv)
heterogeneous integration and chiplet assembly; and (v) advanced packaging equipment, chemicals, and materials suppliers.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Substrate
Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-
segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and (2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts.
The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation.
Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets. As of October 7, 2026, the Fund expects to have significant exposure to companies in South
Korea and Taiwan.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electronic components industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Substrate Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electronic components industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Test Equipment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Test
Equipment Companies.” The Adviser defines AI Test Equipment Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, semiconductor test and measurement equipment for AI chip production, including companies engaged in the development, production, or utilization of: (i) automated test equipment (ATE), such as manufacturers that produce chip testers for AI graphics processing units (GPUs) and application-specific integrated circuits (ASICs); (ii) probe cards; (iii) burn-in and reliability test equipment; (iv) optical inspection and metrology equipment; and (v) test handlers and contactors.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Test
Equipment Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Test Equipment Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Capacitor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
Capacitor Companies.” The Adviser defines AI Capacitor Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, passive capacitors for AI computing hardware, including companies engaged in the development, production, utilization, or manufacturing of: (i)
multilayer ceramic capacitors (MLCCs) used in AI graphics processing unit (GPU) circuit boards; (ii) tantalum capacitors for high-reliability AI server applications; (iii) aluminum electrolytic capacitors for AI data center power systems; and (iv)
film capacitors for power conversion in AI data centers.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Capacitor
Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-
segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and (2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts.
The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation.
Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electronic components industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Capacitor Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electronic components industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital Robotic Perception ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Robotic
Perception Companies.” The Adviser defines Robotic Perception Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, AI-enabled perception hardware for autonomous systems, industrial robotics, and physical AI applications, including companies engaged in the development, production, or utilization of: (i) advanced camera systems and vision sensors for machine vision, autonomous vehicles, and humanoid robots; (ii) Light Detection and Ranging (LiDAR) sensors for autonomous driving, mapping, and robotics; (iii) radar systems for automotive and industrial sensing; (iv) machine vision software and processing platforms; and (v) perception AI semiconductor chips including neural processing units (NPUs) for edge-
based sensor fusion.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of Robotic
Perception Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electronic equipment & instruments industry. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Robotic Perception Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electronic equipment & instruments industry. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Thermal Management ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Thermal
Management Companies.” The Adviser defines AI Thermal Management Companies as companies that derive at least
50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, liquid cooling technology for AI data centers, including companies engaged in the development, production, or utilization of: (i) coolant distribution units (CDUs) and rack-level liquid cooling; (ii) cold plates and direct-to-chip liquid cooling hardware; (iii) rear-
door heat exchangers; (iv) immersion cooling systems; and (v) thermal interface materials, pumps, and related components.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Thermal
Management Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electrical equipment and building products industries. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Thermal Management Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electrical equipment and building products industries. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Memory Wall ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Memory
Wall Companies.” The Adviser defines AI Memory Wall Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, technologies addressing the imbalance between AI processor compute speed and available memory bandwidth, including companies engaged in the development, production, or utilization of: (i) high-bandwidth memory (HBM) design and manufacturing; (ii) compute express link (CXL) memory disaggregation and pooling solutions; (iii) near-memory and in-memory compute architectures; (iv) memory controller and memory interface semiconductor IP; and (v) advanced memory packaging and
3D integration technologies.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Memory
Wall Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-
segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and (2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts.
The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation.
Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence companies (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of mid-, and large-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Memory Wall Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence companies (“AI”) companies.
Tuttle Capital On-Device AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “On-Device
AI Companies.” The Adviser defines On-Device AI Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, the consumer AI device upgrade cycle, including companies engaged in the development, production, or utilization of: (i) AI-capable application processors and SoCs for smartphones and wearables; (ii) AI-enhanced PC processors with integrated neural processing units (NPUs); (iii) dynamic random-access memory (DRAM) and flash memory suppliers benefiting from increased memory requirements; (iv) printed circuit board (PCB) and component suppliers for consumer electronics;
and (v) consumer electronics brands and platform companies driving device upgrade cycles through AI software features.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of On-Device
AI Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-
segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and (2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts.
The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation.
Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in securities listed on U.S. exchanges, including American depositary receipts (“ADRs”), as well as foreign securities listed on exchanges in developed and emerging markets outside of the United States.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “On-Device AI Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
Tuttle Capital AI DC Power Architecture ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI DC
Power Architecture Companies.” The Adviser defines AI DC Power Architecture Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, high-
voltage DC power distribution architecture for AI data centers, including companies engaged in the development, production, or utilization of: (i) voltage regulators and power conversion modules for high-voltage DC distribution; (ii)
intelligent power distribution units (PDUs) and busways for AI rack power delivery; (iii) uninterruptible power supply
(UPS) systems and battery energy storage for AI data centers; (iv) power management integrated circuits (PMICs) for graphics processing units (GPUs) and server board applications; and (v) switchgear, transformers, and electrical distribution equipment for AI facilities.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI DC
Power Architecture Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in securities listed on U.S. exchanges, including American depositary receipts (“ADRs”), as well as foreign securities listed on exchanges in developed and emerging markets outside of the United States.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electrical equipment and semiconductors industries. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI DC Power Architecture Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electrical equipment and semiconductors industries. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
Tuttle Capital AI Network Fabric ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Network
Fabric Companies.” The Adviser defines AI Network Fabric Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, high-bandwidth, low-
latency AI cluster networking infrastructure, including companies engaged in the development, production, or utilization of: (i) Ethernet-based AI networking switch silicon; (ii) high-speed network interface cards (NICs) and smart NICs and data processing units (DPUs) for AI server connectivity; (iii) direct attach copper (DAC) and active optical cables (AOC)
for graphics processing unit (GPU) connections; (iv) optical transceivers for AI cluster inter-switch links; and (v) AI networking software and management platforms.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Network
Fabric Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Network Fabric Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies
Tuttle Capital AI Drug Discovery ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Drug
Discovery Companies.” The Adviser defines AI Drug Discovery Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, the application of AI to drug discovery, molecular design, and pharmaceutical R&D, including companies engaged in the development, production, or utilization of: (i) AI-driven drug discovery platforms using machine learning to identify and optimize novel drug candidates; (ii) computational biology and chemistry companies applying AI to protein structure prediction and target identification; (iii) genomics and multi-omics data analytics companies; (iv) clinical trial optimization platforms using AI; and (v) pharmaceutical and biopharmaceutical companies with AI as a core pipeline development component.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of AI Drug
Discovery Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the biotechnology and life sciences tools & services industries. As of October 7, 2026, the Fund expects to have significant exposure to the health care and information technology sectors, including artificial intelligence (“AI”) companies.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Drug Discovery Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the biotechnology and life sciences tools & services industries. As of October 7, 2026, the Fund expects to have significant exposure to the health care and information technology sectors, including artificial intelligence (“AI”) companies.
Tuttle Capital Space Data Centers ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Space Data
Center Companies.” The Adviser defines Space Data Center Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, space-based data center infrastructure and the broader orbital computing ecosystem, including companies engaged in the development, production, or utilization of: (i) satellite broadband and low Earth orbit (LEO) communication constellations providing orbital connectivity infrastructure; (ii) in-space computing and edge processing companies developing orbital AI inference; (iii) commercial space launch providers; (iv) satellite manufacturing companies; (v) ground segment companies providing terrestrial infrastructure for satellite network management; and (vi) space component suppliers providing power, thermal, and structural systems for orbital platforms.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of Space Data
Center Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
The Fund generally uses a modified equal-weighted methodology, where the Adviser begins by assigning an equal weight to each portfolio holding but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the aerospace &
defense industry. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization and expects to invest a significant portion of its assets in large-, mid- and small-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
The Fund expects to have significant exposure to Space Exploration Technologies Corp. (“SpaceX”). Founded in 2002
by Elon Musk, SpaceX completed its initial public offering in June 2026. SpaceX designs, manufactures, launches, and operates products and services built on cutting-edge technologies, including advanced rockets and spacecraft. In addition, SpaceX operates a worldwide high-speed, low-latency broadband data and communications network powered by its Starlink broadband and mobile satellites in Low-Earth Orbit. SpaceX also operates a highly vertically integrated AI platform, which includes its frontier large language model (Grok), its real-time information, entertainment and free speech platform (X), and AI computational infrastructure.
SpaceX’s common stock is listed on the Nasdaq Stock Market LLC (“NASDAQ”) under the ticker SPCX. SpaceX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SpaceX pursuant to the Exchange Act can be located by reference to the SEC file number
333-296070 through the SEC’s website at www.sec.gov. Additional information about SpaceX may be obtained from other publicly available sources, including, but not limited to, press releases, news articles, industry publications and other publicly disseminated document.
The Fund has derived all disclosures contained in this document regarding SpaceX from these publicly available documents, and neither the Fund nor the Adviser has undertaken any independent review or due diligence of such information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Space Data Center Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the aerospace & defense industry. As of October 7, 2026, the Fund expects to have significant exposure to the industrials and information technology sectors, including artificial intelligence (“AI”) companies.
Tuttle Capital Owned Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “Owned Intelligence Companies.” The Adviser defines Owned Intelligence Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, one or more of the following business lines: (i) identity and access management, privileged access management, or data security software that controls who and what may access an enterprise's data, systems, or artificial intelligence
(“AI”) models; (ii) enterprise data governance, data observability, or data infrastructure platforms; or (iii) private, on-
premises, or edge AI computing systems, including related enterprise storage, server, and semiconductor hardware designed for such systems.
The Adviser first identifies the universe of issuers that satisfy the Fund’s 80% investment policy definition of Owned
Intelligence Companies using company disclosures, industry and supply-chain research, and third-party financial and revenue-segment data. From within that eligible universe, the Adviser uses its proprietary investment framework when investing on behalf of the Fund. The Adviser selects individual securities by evaluating (1) each issuer’s “edge”, meaning the issuer’s differentiated competitive position (such as market share or competitive position within the theme, proprietary technology or intellectual property, or demonstrated revenue growth attributable to the Fund’s theme), and
(2) the asymmetric return profile of an investment in that issuer, meaning the Adviser’s assessment that the potential upside of the position materially outweighs its identifiable downside risk, taking into account valuation and identifiable catalysts. The Adviser may also consider other factors, such as a company’s liquidity, market capitalization, and valuation. Securities that the Adviser determines exhibit the strongest combination of “edge” and “asymmetric” return potential are selected for inclusion in the Fund’s portfolio.
In selecting and weighting the Fund's portfolio holdings, the Adviser allocates the Fund's assets across the three investment categories described above. The Fund generally uses a modified equal-weighted methodology within each category, where the Adviser begins by assigning an equal weight to each portfolio holding within the category but may assign a higher or lower weight based on the Adviser’s assessment of the holding’s edge and asymmetric return potential and its relevance and business exposure to the Fund’s theme.
Additionally, the Adviser may designate one portfolio holding within category (ii) as the Fund's “Anchor Constituent” and weight that holding up to 10% of the Fund's net assets, based on the Adviser's assessment of which eligible company has the greatest relevance to, and purity of business exposure within, the enterprise-owned-AI-control investment theme. The Fund also limits its aggregate investment in companies whose principal business is the design or manufacture of semiconductors or other AI computing hardware components to no more than 15% of its net assets.
In addition, the Fund may invest up to 20% of its net assets in equity securities of other companies that the Adviser believes have a meaningful business connection to enterprise data control, AI governance, or private AI deployment, but that do not independently satisfy the 50% revenue or asset test described above.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the software industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “Owned Intelligence Companies.”
Strategy Portfolio Concentration [Text]	The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the software industry. As of October 7, 2026, the Fund expects to have significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.